UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2019

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.4%
AT&T Inc.	69,265	$2,155,527
Verizon Communications Inc.	13,300	757,036

Total Diversified Telecommunication Services		2,912,563

Entertainment - 0.6%
World Wrestling Entertainment Inc., Class A Shares	49,500	4,143,150

Interactive Media & Services - 5.2%
Alphabet Inc., Class A Shares	5,700	6,421,335	*
Alphabet Inc., Class C Shares	3,780	4,233,297	*
Facebook Inc., Class A Shares	61,933	9,999,083	*
Snap Inc., Class A Shares	604,100	5,920,180	*
TripAdvisor Inc.	81,600	4,338,672	*
Twitter Inc.	187,573	5,773,497	*

Total Interactive Media & Services		36,686,064

Media - 1.6%
CBS Corp., Class B Shares, Non Voting Shares	24,100	1,210,061
Comcast Corp., Class A Shares	185,021	7,154,762
Liberty Broadband Corp., Class A Shares	34,500	3,081,540	*

Total Media		11,446,363

Wireless Telecommunication Services - 2.0%
Sprint Corp.	802,600	5,096,510	*
Telephone & Data Systems Inc.	150,989	4,839,198
United States Cellular Corp.	94,800	4,426,212	*

Total Wireless Telecommunication Services		14,361,920

TOTAL COMMUNICATION SERVICES		69,550,060

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.7%
Lear Corp.	31,743	4,827,158

Automobiles - 0.3%
Tesla Inc.	6,200	1,983,256	*

Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	21,410	1,315,216
Norwegian Cruise Line Holdings Ltd.	28,500	1,582,605	*
Royal Caribbean Cruises Ltd.	23,010	2,726,225

Total Hotels, Restaurants & Leisure		5,624,046

Household Durables - 1.3%
PulteGroup Inc.	192,258	5,190,966
Toll Brothers Inc.	125,900	4,482,040

Total Household Durables		9,673,006

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 3.3%
Amazon.com Inc.	11,250	$18,448,088	*
eBay Inc.	138,900	5,160,135

Total Internet & Direct Marketing Retail		23,608,223

Specialty Retail - 4.2%
AutoZone Inc.	3,500	3,286,395	*
Foot Locker Inc.	58,614	3,488,705
Home Depot Inc.	62,000	11,478,680
Lowe’s Cos. Inc.	66,308	6,968,308
Signet Jewelers Ltd.	50,000	1,405,500
Urban Outfitters Inc.	100,100	3,088,085	*

Total Specialty Retail		29,715,673

Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd.	40,500	1,846,800	*
Deckers Outdoor Corp.	24,200	3,580,390	*
Ralph Lauren Corp.	33,700	4,218,229

Total Textiles, Apparel & Luxury Goods		9,645,419

TOTAL CONSUMER DISCRETIONARY		85,076,781

CONSUMER STAPLES - 4.5%
Beverages - 0.7%
Constellation Brands Inc., Class A Shares	29,300	4,956,388

Food & Staples Retailing - 1.1%
Kroger Co.	211,500	6,203,295
Walgreens Boots Alliance Inc.	25,113	1,787,794

Total Food & Staples Retailing		7,991,089

Food Products - 0.7%
Pilgrim’s Pride Corp.	260,600	5,126,002	*

Household Products - 0.4%
Procter & Gamble Co.	25,000	2,463,750

Personal Products - 0.7%
Herbalife Nutrition, Ltd.	93,300	5,234,130	*

Tobacco - 0.9%
Altria Group Inc.	124,000	6,498,840

TOTAL CONSUMER STAPLES		32,270,199

ENERGY - 5.3%
Energy Equipment & Services - 0.1%
Noble Corp. PLC	175,058	526,925	*

Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	86,900	10,391,502
Exxon Mobil Corp.	89,210	7,050,266
HollyFrontier Corp.	72,879	3,731,405

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Marathon Petroleum Corp.	73,315	$4,546,263
Parsley Energy Inc., Class A Shares	84,200	1,527,388	*
Phillips 66	32,600	3,141,336
Valero Energy Corp.	87,034	7,098,493

Total Oil, Gas & Consumable Fuels		37,486,653

TOTAL ENERGY		38,013,578

FINANCIALS - 9.7%
Banks - 4.7%
Bank of America Corp.	70,200	2,041,416
Citigroup Inc.	126,562	8,097,437
Fifth Third Bancorp	143,300	3,952,214
JPMorgan Chase & Co.	39,600	4,132,656
Regions Financial Corp.	356,535	5,847,174
TCF Financial Corp.	69,108	1,582,573
Wells Fargo & Co.	102,000	5,088,780
Zions Bancorp NA	48,300	2,468,130

Total Banks		33,210,380

Capital Markets - 0.8%
Ameriprise Financial Inc.	24,067	3,167,939
Cboe Global Markets Inc.	15,000	1,438,650
Lazard Ltd., Class A Shares	26,000	973,180

Total Capital Markets		5,579,769

Consumer Finance - 2.3%
American Express Co.	11,802	1,271,547
Discover Financial Services	83,764	5,998,340
Navient Corp.	205,000	2,505,100
Santander Consumer USA Holdings, Inc.	79,907	1,641,290
Synchrony Financial	161,429	5,264,200

Total Consumer Finance		16,680,477

Diversified Financial Services - 0.8%
Berkshire Hathaway Inc., Class B Shares	27,700	5,576,010	*

Insurance - 1.1%
Fidelity National Financial Inc.	67,117	2,355,135
First American Financial Corp.	29,487	1,497,645
Lincoln National Corp.	46,783	2,924,873
Old Republic International Corp.	62,088	1,295,156

Total Insurance		8,072,809

TOTAL FINANCIALS		69,119,445

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 14.7%
Biotechnology - 4.0%
AbbVie Inc.	68,040	$5,391,490
Amgen Inc.	45,486	8,645,979
Biogen Inc.	18,592	6,098,362	*
Exelixis Inc.	52,539	1,176,348	*
Gilead Sciences Inc.	21,960	1,427,839
United Therapeutics Corp.	35,400	4,470,666	*
Vertex Pharmaceuticals Inc.	8,102	1,529,252	*

Total Biotechnology		28,739,936

Health Care Equipment & Supplies - 3.0%
ABIOMED Inc.	6,500	2,174,250	*
Align Technology Inc.	13,500	3,496,095	*
Baxter International Inc.	85,197	6,366,772
Edwards Lifesciences Corp.	23,132	3,916,016	*
ICU Medical Inc.	20,500	5,038,080	*

Total Health Care Equipment & Supplies		20,991,213

Health Care Providers & Services - 2.3%
Cigna Corp.	31,090	5,423,340
CVS Health Corp.	14,636	846,400
Humana Inc.	18,508	5,275,520
Molina Healthcare Inc.	27,000	3,635,010	*
UnitedHealth Group Inc.	5,999	1,453,078

Total Health Care Providers & Services		16,633,348

Life Sciences Tools & Services - 0.4%
Bruker Corp.	69,690	2,662,855

Pharmaceuticals - 5.0%
Eli Lilly & Co.	50,000	6,314,500
Endo International PLC	541,890	5,955,371	*
Johnson & Johnson	34,000	4,645,760
Merck & Co. Inc.	138,342	11,245,821
Pfizer Inc.	176,293	7,642,302

Total Pharmaceuticals		35,803,754

TOTAL HEALTH CARE		104,831,106

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.1%
Boeing Co.	34,897	15,353,284

Airlines - 1.6%
JetBlue Airways Corp.	197,600	3,299,920	*
Southwest Airlines Co.	142,623	7,992,593

Total Airlines		11,292,513

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
Building Products - 0.7%
Johnson Controls International PLC	133,500	$4,708,545

Commercial Services & Supplies - 0.6%
Waste Management Inc.	42,232	4,275,990

Electrical Equipment - 0.2%
Eaton Corp. PLC	17,668	1,409,376

Industrial Conglomerates - 0.9%
Honeywell International Inc.	40,427	6,228,588

Machinery - 1.9%
Allison Transmission Holdings Inc.	107,355	5,335,544
Caterpillar Inc.	23,686	3,253,035
Cummins Inc.	33,800	5,208,242

Total Machinery		13,796,821

Professional Services - 1.7%
Insperity Inc.	51,900	6,553,413
ManpowerGroup Inc.	21,371	1,800,507
Robert Half International Inc.	57,300	3,907,287

Total Professional Services		12,261,207

Road & Rail - 1.1%
Union Pacific Corp.	45,299	7,596,642

Trading Companies & Distributors - 0.5%
W.W. Grainger Inc.	11,500	3,504,855

TOTAL INDUSTRIALS		80,427,821

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.9%
Cisco Systems Inc.	260,000	13,460,200

Electronic Equipment, Instruments & Components - 1.1%
Avnet Inc.	59,900	2,605,051
Jabil Inc.	193,500	5,495,400

Total Electronic Equipment, Instruments & Components		8,100,451

IT Services - 3.9%
Akamai Technologies Inc.	29,800	2,075,868	*
Cognizant Technology Solutions Corp., Class A Shares	19,033	1,350,962
DXC Technology Co.	61,500	4,050,390
Mastercard Inc., Class A Shares	35,000	7,866,950
PayPal Holdings Inc.	69,000	6,766,830	*
Sabre Corp.	40,964	918,823
Visa Inc., Class A Shares	32,000	4,739,840

Total IT Services		27,769,663

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Inc.	30,500	$8,398,480
Intel Corp.	80,000	4,236,800
KLA-Tencor Corp.	13,500	1,559,115
MKS Instruments Inc.	18,000	1,491,660
QUALCOMM Inc.	22,693	1,211,579
Xilinx Inc.	50,000	6,265,000

Total Semiconductors & Semiconductor Equipment		23,162,634

Software - 7.4%
Adobe Inc.	44,922	11,792,025	*
Citrix Systems Inc.	38,993	4,113,761
Fortinet Inc.	66,700	5,788,893	*
Microsoft Corp.	157,359	17,628,929
Oracle Corp.	125,000	6,516,250
Tableau Software Inc., Class A Shares	34,100	4,497,790	*
VMware Inc., Class A Shares	13,937	2,394,516

Total Software		52,732,164

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	150,593	26,075,178
Xerox Corp.	47,000	1,452,300

Total Technology Hardware, Storage & Peripherals		27,527,478

TOTAL INFORMATION TECHNOLOGY		152,752,590

MATERIALS - 2.4%
Chemicals - 0.8%
Huntsman Corp.	48,748	1,208,463
LyondellBasell Industries NV, Class A Shares	50,400	4,310,208

Total Chemicals		5,518,671

Metals & Mining - 1.6%
Alcoa Corp.	27,704	817,268	*
Freeport-McMoRan Inc.	400,000	5,160,000
Steel Dynamics Inc.	149,296	5,571,727

Total Metals & Mining		11,548,995

TOTAL MATERIALS		17,067,666

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Brixmor Property Group Inc.	300,600	5,248,476
CoreCivic Inc.	57,022	1,207,726
Gaming and Leisure Properties Inc.	90,000	3,274,200
Healthcare Trust of America Inc., Class A Shares	195,600	5,572,644
Kimco Realty Corp.	83,086	1,461,483
Medical Properties Trust Inc.	156,800	2,858,464
Park Hotels & Resorts Inc.	181,200	5,660,688

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Retail Properties of America Inc., Class A Shares		103,901	$1,294,606
Senior Housing Properties Trust		113,400	1,468,530
SL Green Realty Corp.		14,200	1,288,224
STORE Capital Corp.		46,500	1,509,855

Total Equity Real Estate Investment Trusts (REITs)			30,844,896

Real Estate Management & Development - 0.2%
CBRE Group Inc., Class A Shares		21,322	1,060,983	*

TOTAL REAL ESTATE			31,905,879

UTILITIES - 3.1%
Electric Utilities - 0.7%
Edison International		87,431	5,236,242

Independent Power and Renewable Electricity Producers - 1.7%
AES Corp.		336,200	5,792,726
NRG Energy Inc.		157,600	6,568,768

Total Independent Power and Renewable Electricity Producers			12,361,494

Multi-Utilities - 0.7%
CenterPoint Energy Inc.		151,964	4,580,195

TOTAL UTILITIES			22,177,931

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $508,738,041)			703,193,056

RATE
SHORT-TERM INVESTMENTS - 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $8,387,266)	2.317%	8,387,266	8,387,266

TOTAL INVESTMENTS - 99.9% (Cost - $517,125,307)			711,580,322
Other Assets in Excess of Liabilities - 0.1%			787,636

TOTAL NET ASSETS - 100.0%			$712,367,958

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$703,193,056	—	—	$703,193,056
Short-Term Investments†	8,387,266	—	—	8,387,266

Total Investments	$711,580,322	—	—	$711,580,322

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 17, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 17, 2019